Schedule of Investments
(unaudited)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
(a)(b)
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
5.83%, 10/20/30 ............ USD 163 $ 163,232
BlueMountain CLO Ltd., Series 2015-
3A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%),
5.88%, 04/20/31 ............ 151 150,806
Carlyle Global Market Strategies CLO
Ltd.
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 6.43%, 05/15/31 ... 132 131,783
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 5.93%, 07/27/31 ... 105 105,432
CIFC Funding Ltd., Series 2015-3A,
Class AR, (3-mo. CME Term SOFR
at 0.00% Floor + 1.13%), 5.75%,
04/19/29 ................. 54 54,077
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 5.89%, 04/15/31 ....... 152 152,055
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 5.86%,
04/17/31 ................. 78 78,599
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 5.88%,
04/20/31 ................. 90 89,546
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%),
6.22%, 07/15/31 ............ 104 103,536
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 5.88%, 07/21/30 ....... 125 125,469
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.19%, 05/20/29 ... 17 16,785
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 5.72%, 10/15/29 ... 56 56,072
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.08%,
07/24/31 ................. 113 113,366
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 5.75%,
01/17/32 ................. 73 73,251
1,414,009
Security
Par (000)
Par (000) Value
Ireland — 7.3%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 7.28%,
02/15/37 ................. EUR 340 $ 371,801
Aqueduct European CLO DAC,
Series 2022-7X, Class AR, (3-mo.
EURIBOR at 1.28% Floor + 1.28%),
4.76%, 08/15/37 ............ 2,002 2,182,717
Arini European CLO I DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.08%, 07/15/36 .... 1,000 1,093,833
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 9.22%, 07/15/36 .... 480 534,912
Arini European CLO II DAC, Series 2X,
Class A, (3-mo. EURIBOR at 1.55%
Floor + 1.55%), 4.73%, 04/15/38 . 1,500 1,637,238
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 3.91%, 01/16/31 . 896 974,194
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 4.30%, 06/23/34 ..... 1,500 1,625,097
Avoca CLO XIV DAC
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 7.88%, 01/12/31 .... 1,970 2,161,441
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 9.53%, 01/12/31 .... 2,200 2,399,281
Series 14X, Class SUB, 0.00%,
01/12/31
(d) (e)
............. 1,500 840,776
Avoca CLO XV DAC
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 7.31%, 04/15/31 .... 1,765 1,920,104
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.02%, 04/15/31 .... 3,425 3,712,769
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 4.93%, 04/25/36 . 2,968 3,236,513
CIFC European Funding CLO IV
DAC, Series 4X, Class A, (3-mo.
EURIBOR at 0.95% Floor + 0.95%),
4.16%, 08/18/35 ............ 2,800 3,036,913
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 3.97%, 04/15/34 . 4,400 4,771,518
Contego CLO VII DAC, Series 7X,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.09%, 05/14/32 . 200 219,906
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
6.63%, 12/15/34 ............ 400 436,817
CVC Cordatus Loan Fund XXX
DAC, Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor + 1.48%),
5.35%, 05/15/37 ............ 2,000 2,182,993
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor + 1.90%),
5.44%, 08/15/36 ............ 4,800 5,238,856

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.30%, 07/25/37 . EUR 188 $ 204,943
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 4.04%, 07/25/34 . 1,500 1,633,777
Margay CLO I DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 5.13%, 07/15/36 .... 2,928 3,191,880
Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor +
6.40%), 9.58%, 07/15/36 .... 285 312,876
Neuberger Berman Loan Advisers Euro
CLO DAC, Series 2022-3X, Class A,
(3-mo. EURIBOR at 0.92% Floor +
0.92%), 4.01%, 10/25/34 ....... 1,700 1,837,153
Palmer Square European CLO DAC
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.08%, 07/15/36 .... 4,700 5,120,094
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 4.84%, 10/15/37 .... 1,700 1,851,539
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 6.50%, 05/15/34 ....... 340 370,391
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.81%, 08/15/38 . 211 230,638
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 6.18%, 07/16/34 . 870 949,623
RRE 18 Loan Management DAC,
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor + 1.47%),
4.65%, 04/15/39 ............ 2,000 2,184,515
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
5.11%, 07/15/37 ............ 936 1,022,127
Sona Fios CLO III DAC, Series 3X,
Class A, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 4.48%, 04/20/37 . 1,420 1,541,435
Tikehau CLO XII DAC
Series 12X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 4.71%, 10/20/38 .... 1,700 1,857,048
Series 12X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 6.62%, 10/20/38 .... 500 546,312
61,432,030
United Kingdom — 0.5%
Greene King Finance plc, Series B1,
(Sterling Overnight Index Average +
1.92%), 6.90%, 12/15/34
(b)
..... GBP 1,518 1,684,416
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c) (f)
.... 1,980 2,638,597
4,323,013
Security
Par (000)
Par (000) Value
United States — 0.0%
(a)(b)
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.33%, 08/14/30 . USD 43 $ 43,342
Greenwood Park CLO Ltd., Series
2018-1A, Class A1, (3-mo. CME
Term SOFR at 0.00% Floor +
1.29%), 5.95%, 04/15/31 ....... 117 117,328
160,670
Total Asset-Backed Securities — 8.0%
(Cost: $ 67,876,610 ) .............................. 67,329,722
Shares
Shares
Common Stocks
Bermuda — 0.0%
Travelport Finance SARL
(e) (g)
...... 70 207,043
Canada — 0.1%
Algoma Steel Group, Inc. ........ 15,539 160,829
Lionsgate Studios Corp.
(e)
........ 62,500 430,000
590,829
Finland — 0.1%
Aiven, Inc. , Series D
(e) (g)
......... 6,597 368,311
France — 0.0%
Casino Guichard Perrachon SA
(e)
... 16,223 38,293
Germany — 0.0%
ADLER Group SA
(e) (g)
........... 983,215 11
Japan — 0.0%
(e)
New TOPCO
(g) (h)
.............. 59,462 —
Rakuten Group, Inc. ............ 14,000 83,560
83,560
United Kingdom — 0.0%
(e)
Genius Sports Ltd. ............. 15,585 106,757
NEW Look Retailers
(g)
........... 5,436,112 70
106,827
United States — 0.6%
Albertsons Cos., Inc. , Class A ..... 4,239 76,726
Altice USA, Inc. , Class A
(e)
........ 22,706 55,176
AMC Networks, Inc. , Class A
(e)
..... 1,286 10,417
Amentum Holdings, Inc.
(e)
........ 5,272 156,789
Astra Space, Inc. , Class A
(e)
....... 3,047 1,524
Avaya, Inc.
(e)
................. 2,625 13,563
Boyd Gaming Corp. ............ 519 35,962
Caesars Entertainment, Inc.
(e)
..... 3,207 128,440
California Resources Corp. ....... 590 30,662
Capri Holdings Ltd.
(e)
........... 1,046 20,648
Centuri Holdings, Inc.
(e)
.......... 865 16,236
Cheniere Energy, Inc. ........... 463 88,609
Citigroup, Inc. ................ 1,537 98,629
Comerica, Inc. ................ 296 18,858
Concentra Group Holdings Parent,
Inc.
(e)
.................... 1,996 40,459
Constellium SE , Class A
(e)
........ 7,233 80,286
Coreweave, Inc.
(g)
............. 242 227,444
Crown PropTech Acquisitions
(e) (g)
... 15,186 2,341
Crown PropTech Acquisitions , Class A
(e)
6,461 71,200
DiamondRock Hospitality Co.
(i)
..... 4,779 40,956

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 1,041,005 )
(e) (g) (j)
............ 15,345 $ 1,064,943
First Citizens BancShares, Inc. , Class A 74 143,364
First Horizon Corp. ............. 3,289 56,998
Flagstar Financial, Inc. .......... 26,824 271,456
Forestar Group, Inc.
(e)
........... 1,375 43,409
FreeWire Technologies, Inc.
(e) (g)
.... 13 —
Golden Entertainment, Inc. ....... 926 27,201
Green Plains, Inc.
(e)
............ 3,569 43,649
Halliburton Co. ............... 2,593 71,930
HawkEye 360, Inc. , Series D1
(e) (g)
... 34,579 360,659
Kinder Morgan, Inc. ............ 2,030 49,755
Kroger Co. (The) .............. 1,679 93,638
Landsea Homes Corp.
(e)
......... 5,918 61,429
Latch, Inc.
(e)
................. 31,344 12,381
Lineage, Inc. ................. 257 19,028
Lions Gate Entertainment Corp. , Class
A
(e)
..................... 7,365 58,184
Lumen Technologies, Inc.
(e)
....... 21,508 137,436
New Look Builders, Inc.
(e) (g)
....... 11,518,792 115
Palladyne AI Corp.
(e)
............ 856 1,755
Palladyne AI Corp.
(e)
............ 35,879 73,552
Paramount Global , Class B ....... 22,500 246,150
Park Hotels & Resorts, Inc. ....... 2,561 35,572
Playstudios, Inc. , Class A
(e)
....... 13,275 17,656
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 203,300 )
(e) (j)
............... 20,000 137,600
Service Properties Trust ......... 8,877 28,406
Sonder Holdings, Inc. , Class A
(e)
.... 6,302 17,203
Sunstone Hotel Investors, Inc. ..... 2,877 29,029
Transocean Ltd.
(e)
............. 25,414 110,297
Tribune Resources LLC
(e)
........ 86,655 89,515
United States Steel Corp. ........ 12,087 469,580
Warner Bros Discovery, Inc.
(e)
..... 6,123 49,780
Waystar Holding Corp.
(e)
......... 1,968 56,147
5,092,742
Total Common Stocks — 0.8%
(Cost: $ 19,059,076 ) .............................. 6,487,616
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd. , 9.25%
,
10/01/28
(a)
................ USD 18 18,950
Oceana Australian Fixed Income Trust
(g)
12.00% , 08/31/25 ........... AUD 178 117,435
12.50% , 08/31/26 ........... 267 176,925
12.50% , 07/31/27 ........... 445 296,515
609,825
Austria — 0.3%
ams-OSRAM AG
(c)
0.00% , 03/05/25
(k) (l)
.......... EUR 800 844,094
2.13% , 11/03/27
(l)
........... 800 690,686
10.50% , 03/30/29 ........... 1,200 1,322,922
2,857,702
Canada — 0.9%
1011778 BC ULC , 6.13%
,
06/15/29
(a)
USD 2,250 2,289,280
1375209 BC Ltd. , 9.00%
,
01/30/28
(a)
. 2,500 2,495,410
Security
Par (000)
Par (000) Value
Canada (continued)
Brookfield Residential Properties, Inc. ,
5.00%
,
06/15/29
(a)
........... USD 63 $ 59,558
Dye & Durham Ltd. , 8.63%
,
04/15/29
(a)
56 59,363
Freed Hotels & Resorts , 12.00%
,
11/21/28
(b) (g)
............... 2,457 2,485,169
Garda World Security Corp.
(a)
9.50% , 11/01/27 ............ 31 31,025
7.75% , 02/15/28 ............ 17 17,557
Mattamy Group Corp.
(a)
5.25% , 12/15/27 ............ 14 13,789
4.63% , 03/01/30 ............ 137 128,371
7,579,522
Chile — 0.0%
Kenbourne Invest SA
(a)(d)(e)
6.88% , 11/26/24 ............ 23 13,886
4.70% , 01/22/28 ............ 200 120,750
134,636
China — 0.3%
(c)(d)(e)
European TopSoho SARL , Series
SMCP , 4.00%
,
10/14/24
(g) (l)
..... EUR 7,100 2,239,677
Fantasia Holdings Group Co. Ltd. ,
11.75%
,
04/17/25 ........... USD 200 5,000
2,244,677
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(c)
........... EUR 1,544 1,778,156
Denmark — 0.1%
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 7.95%
,
04/22/30
(b)
................ 538 588,501
Finland — 0.1%
Ahlstrom Holding 3 Oy , 4.88%
,
02/04/28
(a)
................ USD 640 605,510
France — 2.5%
Altice France SA , 4.13%
,
01/15/29
(c)
. EUR 962 792,660
Atos SE
(c)(d)(e)
0.00% , 11/06/24
(k) (l)
.......... 2,300 100,073
1.75% , 05/07/25 ............ 700 60,053
2.50% , 11/07/28 ............ 400 17,681
1.00% , 11/12/29 ............ 600 36,021
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.96%
,
07/18/30
(b) (c)
.... 1,570 1,715,606
BNP Paribas SA , Series TMO ,
(BFRTMO at 0.00% Floor - 0.25%),
2.82%
(b) (m)
................. 1,163 1,198,230
Clariane SE
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%),
13.17%
(b) (c) (m)
............. GBP 2,200 2,774,735
Goldstory SAS
(c)
6.75% , 02/01/30 ............ EUR 759 852,046
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.63% , 02/01/30
(b)
... 529 578,009
La Financiere Atalian , 8.50%
,
( 8.50%
Cash or 5.00 % PIK), 06/30/28
(c) (n)
. 2,752 1,403,377
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 6.95% , 07/01/29
(b) (c)
.. 1,554 1,690,364
Lune Holdings SARL , 5.63%
,
11/15/28
(c)
................. 1,073 964,771

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Nova Alexandre III SAS , (3-mo.
EURIBOR at 0.00% Floor + 5.25%),
8.43%
,
07/15/29
(b) (c)
.......... EUR 469 $ 499,952
Picard Bondco SA , 5.38%
,
07/01/27
(c)
1,287 1,386,880
RCI Banque SA , (5-Year EUR
Swap Annual + 2.85%), 2.63%
,
02/18/30
(b) (c)
............... 3,400 3,669,344
Sabena Technics SAS , (Acquired
10/28/22 , cost $ 292,597 ) , (3-mo.
EURIBOR + 5.00%), 8.35%
,
09/30/29
(b) (g) (j)
.............. 297 323,549
Worldline SA , 0.00%
,
07/30/26
(c) (k) (l)
.. 2,846 2,871,284
20,934,635
Germany — 3.9%
ADLER Real Estate GmbH , 3.00%
,
04/27/26
(c)
................ 500 522,120
APCOA Group GmbH , (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
7.37%
,
04/15/31
(b) (c)
.......... 621 679,478
Aroundtown Finance SARL
(b)(c)(m)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 1,500 1,309,101
(5-Year EURIBOR ICE Swap Rate
+ 4.51%), 7.13% .......... EUR 1,200 1,183,651
Aroundtown SA
(c)
0.38% , 04/15/27 ............ 1,500 1,503,706
1.45% , 07/09/28 ............ 2,300 2,304,856
Commerzbank AG
(b)(c)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(m)
.......... 4,000 4,383,632
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63% , 02/28/33 .......... GBP 600 827,383
DEMIRE Deutsche Mittelstand Real
Estate AG , 1.88%
,
12/31/27
(c)
... EUR 1,260 1,163,918
Deutsche Bank AG
(b)(c)(m)
(USISOA05 at 0.00% Floor +
4.36%), 4.79% ........... USD 1,600 1,559,480
(5-Year EURIBOR ICE Swap Rate
+ 5.26%), 8.13% .......... EUR 800 905,008
Deutsche Lufthansa AG , Series LHA ,
2.00%
,
11/17/25
(c) (l)
.......... 1,900 2,058,932
Envalior Deutschland Gmbh , (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.66%
,
04/01/31
(b) (g)
......... 458 455,537
Fressnapf Holding SE , 5.25%
,
10/31/31
(c)
................ 1,190 1,289,704
HT Troplast GmbH , 9.38%
,
07/15/28
(c)
776 872,202
Mahle GmbH , 6.50%
,
05/02/31
(c)
... 1,741 1,841,694
Nidda Healthcare Holding GmbH ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.89%
,
10/23/30
(b) (c)
.... 887 966,282
PCF GmbH , 4.75%
,
04/15/29
(c)
.... 2,140 1,998,356
PrestigeBidCo GmbH , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.93%
,
07/01/29
(b) (c)
.......... 678 744,870
Techem Verwaltungsgesellschaft 674
mbH , 6.00%
,
07/30/26
(c)
....... 636 693,168
Techem Verwaltungsgesellschaft 675
mbH , 5.38%
,
07/15/29
(c)
....... 1,226 1,340,249
Tele Columbus AG , 10.00%
,
( 10.00%
Cash or 10.00 % PIK), 01/01/29
(b) (c) (n)
4,155 3,595,835
Security
Par (000)
Par (000) Value
Germany (continued)
TUI Cruises GmbH , 6.50%
,
05/15/26
(c)
EUR 411 $ 452,970
32,652,132
Ireland — 0.2%
Flutter Treasury DAC , 6.38%
,
04/29/29
(a)
................ USD 2,000 2,045,630
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV , 7.38%
,
09/15/29 EUR 888 1,087,870
Italy — 2.9%
Azzurra Aeroporti SpA , 2.63%
,
05/30/27
(c)
................ 992 1,046,472
Bubbles Holdco SpA
(c)
6.50% , 09/30/31 ............ 772 842,092
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 7.50% , 09/30/31
(b)
... 1,146 1,241,879
Davide Campari-Milano NV , 2.38%
,
01/17/29
(c) (l)
................ 1,200 1,228,856
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 7.30%
,
07/15/31
(b) (c)
............... 1,526 1,672,356
Engineering - Ingegneria Informatica -
SpA , 11.13%
,
05/15/28
(c)
....... 1,168 1,301,352
Fiber Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 7.35%
,
01/15/30
(b) (c)
............... 600 657,482
Fiber Midco SpA
10.00% , ( 10.00 % Cash or 10.75%
PIK), 06/15/29
(c) (n)
......... 947 1,019,519
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.93%
,
04/15/29
(b) (c)
1,132 1,242,299
Infrastrutture Wireless Italiane SpA
(c)
1.63% , 10/21/28 ............ 2,604 2,672,703
1.75% , 04/19/31 ............ 347 347,823
Intesa Sanpaolo SpA
(c)
5.15% , 06/10/30 ............ GBP 399 487,233
8.51% , 09/20/32 ............ 364 521,321
Lottomatica SpA
(c)
5.38% , 06/01/30 ............ EUR 462 520,513
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 6.76% , 06/01/31
(b)
... 701 766,945
Nexi SpA , 0.00%
,
02/24/28
(c) (k) (l)
.... 3,600 3,387,305
Optics Bidco SpA , Series 2034 , 6.00%
,
09/30/34
(a)
................ USD 406 395,766
Pachelbel Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 7.30%
,
05/17/31
(b) (c)
............... EUR 784 860,514
Rossini SARL
(c)
6.75% , 12/31/29 ............ 1,225 1,400,696
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 7.22% , 12/31/29
(b)
... 1,741 1,904,757
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.68%
,
07/31/31
(b) (c)
............... 1,087 1,188,148
24,706,031
Japan — 0.5%
SoftBank Group Corp.
(c)
3.13% , 09/19/25 ............ 1,250 1,345,139
5.38% , 01/08/29 ............ 100 110,820
3.38% , 07/06/29 ............ 330 338,655
4.00% , 09/19/29 ............ 240 252,346

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
3.88% , 07/06/32 ............ EUR 1,963 $ 1,964,433
4,011,393
Jersey, Channel Islands — 0.4%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(a)
.......... USD 200 194,295
10.38% , 03/31/29
(c)
.......... GBP 2,248 2,808,100
3,002,395
Luxembourg — 2.0%
ADLER Financing SARL
(n)
Series 1L , 12.50% , ( 12.50 % Cash or
12.50 % PIK), 12/31/28 ...... EUR 1,962 2,170,920
Series 1.5L , 14.00% , ( 14.00 % Cash
or 14.00 % PIK), 12/31/29
(c)
... 896 1,018,754
Altice Financing SA
2.25% , 01/15/25
(c)
........... 380 409,212
9.63% , 07/15/27
(a)
........... USD 1,175 1,143,674
Cidron Aida Finco SARL , 5.00%
,
04/01/28
(c)
................ EUR 1,397 1,480,837
Codere New Holdco SA
(d)(e)
7.50% , 11/30/27
(c)
........... 1,514 14,820
7.50% , 11/30/27
(a)
........... 197 1,550
Ephios Subco 3 SARL , 7.88%
,
01/31/31
(c)
................ 1,141 1,347,861
Garfunkelux Holdco 3 SA , 6.75%
,
11/01/25
(c)
................. 1,173 807,026
INEOS Finance plc , 6.38%
,
04/15/29
(c)
709 797,436
Kleopatra Finco SARL , 4.25%
,
03/01/26
(c)
................ 1,436 1,470,491
Kleopatra Holdings 2 SCA , 6.50%
,
09/01/26
(c)
................ 574 485,859
Opus-Chartered Issuances SA , 2.50%
,
07/04/25
(b) (c) (g)
.............. 897 979,615
SES SA , (5-Year EURIBOR ICE Swap
Rate + 3.59%), 6.00%
,
09/12/54
(b) (c)
1,325 1,319,049
Takko Fashion GmbH , 10.25%
,
04/15/30
(c)
................ 181 200,820
Titanium 2l Bondco SARL , 6.25%
,
( 6.25 % Cash or 6.25 % PIK),
01/14/31
(n)
................ 6,436 2,446,195
Vivion Investments SARL , 8.00%
,
( 8.00 % Cash or 8.00 % PIK),
02/28/29
(c) (n)
............... 1,009 1,075,398
17,169,517
Netherlands — 0.6%
ABN AMRO Bank NV , (5-Year EUR
Swap Annual + 3.90%), 6.38%
(b) (c) (m)
200 218,366
ING Groep NV
(b)(m)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... USD 1,857 1,649,668
(USISSO05 + 4.08%), 7.25%
(c)
.. 725 725,000
Titan Holdings II BV , 5.13%
,
07/15/29
(c)
EUR 734 808,468
Ziggo Bond Co. BV , 6.13%
,
11/15/32
(c)
1,627 1,757,160
5,158,662
Norway — 0.2%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b) (c)
............... 1,673 1,999,512
Portugal — 1.8%
Banco Espirito Santo SA
(c)(d)(e)
2.63% , 05/08/17 ............ 6,100 1,857,877
Security
Par (000)
Par (000) Value
Portugal (continued)
4.75% , 01/15/18 ............ EUR 19,300 $ 5,878,201
4.00% , 01/21/25 ............ 22,800 6,944,196
14,680,274
Slovenia — 0.3%
(c)
Summer BidCo BV , 10.00%
,
( 10.00%
Cash or 10.75 % PIK), 02/15/29
(n)
. 259 281,982
United Group BV
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 7.79% , 02/15/31
(b)
... 1,549 1,680,712
6.50% , 10/31/31 ............ 514 560,222
2,522,916
South Korea — 0.2%
SK Hynix, Inc. , 6.25%
,
01/17/26
(a)
... USD 2,000 2,028,460
Spain — 1.6%
Banco Bilbao Vizcaya Argentaria
SA , (5-Year EUR Swap Annual +
4.27%), 6.88%
(b) (c) (m)
.......... EUR 1,200 1,352,617
California Buyer Ltd. , 5.63%
,
02/15/32
(c)
1,025 1,144,127
Cellnex Telecom SA
(c)(l)
2.13% , 08/11/30 ............ 3,700 4,208,499
0.75% , 11/20/31 ............ 2,700 2,554,453
Cirsa Finance International SARL
(c)
(3-mo. EURIBOR + 4.50%), 7.56% ,
07/31/28
(b)
.............. 940 1,032,710
7.88% , 07/31/28 ............ 482 555,753
6.50% , 03/15/29 ............ 403 460,983
Grifols SA , 7.50%
,
05/01/30
(c)
..... 1,000 1,136,699
Natural Foods , (6-mo. EURIBOR at
0.00% Floor + 6.75%), 9.75%
,
10/13/29
(b) (g)
............... 698 759,685
13,205,526
Sweden — 1.3%
Heimstaden Bostad AB
(b)(c)(m)
(5-Year EUR Swap Annual +
3.67%), 3.25% ........... 1,031 1,095,789
(5-Year EUR Swap Annual +
3.15%), 2.63% ........... 124 119,086
Heimstaden Bostad Treasury BV
(c)
0.63% , 07/24/25 ............ 332 353,306
1.00% , 04/13/28 ............ 996 986,110
Intrum AB
(c)
3.50% , 07/15/26 ............ 403 324,389
(3-mo. Stockholm Interbank Offered
Rates at 0.00% Floor + 3.30%),
6.58% , 09/09/26
(b)
......... SEK 4,000 276,539
3.00% , 09/15/27 ............ EUR 5,120 4,120,153
9.25% , 03/15/28 ............ 438 353,226
Stena International SA
(a)
7.25% , 01/15/31 ............ USD 2,675 2,777,014
7.63% , 02/15/31 ............ 425 444,956
10,850,568
Switzerland — 0.6%
(b)(m)
Julius Baer Group Ltd. , (5-Year EUR
Swap Annual + 3.85%), 6.63%
(c)
.. EUR 698 768,157
UBS Group AG
(5-Year USD Swap Semi + 4.87%),
7.00%
(c)
................ USD 2,250 2,252,394
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a)
.......... 225 245,180

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland (continued)
(USISSO05 + 3.63%), 6.85%
(a)
.. USD 1,425 $ 1,412,496
4,678,227
United Arab Emirates — 0.0%
Shelf Drilling Holdings Ltd. , 9.63%
,
04/15/29
(a)
................ 265 238,890
United Kingdom — 7.7%
Amber Finco plc , 6.63%
,
07/15/29
(c)
. EUR 1,561 1,774,387
Ardonagh Finco Ltd. , 6.88%
,
02/15/31
(c)
1,970 2,167,382
Bellis Acquisition Co. plc , 8.13%
,
05/14/30
(c)
................ GBP 1,503 1,915,023
Bellis Finco plc , 4.00%
,
02/16/27
(c)
.. 600 725,161
Boparan Finance plc , 9.38%
,
11/07/29
(c)
................. 745 960,640
Bracken MidCo1 plc , 6.75%
,
( 6.75%
Cash or 7.50 % PIK), 11/01/27
(c) (n)
. 598 753,742
British Airways Pass-Through Trust ,
Series 2013-1 , Class A , 8.63%
,
12/15/32
(g)
................ USD 18,808 19,560,544
CK Hutchison Group Telecom Finance
SA , 2.63%
,
10/17/34
(c)
........ GBP 654 609,256
CPUK Finance Ltd.
(c)
3.59% , 08/28/25 ............ 341 433,302
7.88% , 08/28/29 ............ 316 418,792
Deuce Finco plc , 5.50%
,
06/15/27
(c)
. 709 893,879
Edge Finco plc , 8.13%
,
08/15/31
(c)
.. 1,486 1,935,763
EnQuest plc , 11.63%
,
11/01/27
(a)
... USD 2,523 2,550,662
Galaxy Bidco Ltd. , 6.50%
,
07/31/26
(c)
GBP 2,257 2,893,554
Global Switch Finance BV , 1.38%
,
10/07/30
(c)
................ EUR 1,960 1,985,729
Greene King Finance plc , Series B2 ,
(Sterling Overnight Index Average
at 2.08% Floor + 2.20%), 7.18%
,
03/15/36
(b) (c)
............... GBP 310 312,924
Intu Jersey 2 Ltd. , 2.88%
,
11/01/24
(c) (d) (e)
4,134 826,259
Jerrold Finco plc , 5.25%
,
01/15/27
(c)
. 1,799 2,289,564
Lloyds Banking Group plc
(b)(m)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.61%),
5.13% ................. 587 754,580
(5-Year EURIBOR ICE Swap Rate
+ 5.29%), 4.95%
(c)
......... EUR 2,645 2,866,309
Metrocentre Finance plc , 8.75%
,
( 8.75 % Cash or 8.75 % PIK),
12/05/24
(n)
................ GBP 632 376,900
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b) (m)
............... 950 1,120,600
3.63% , 11/20/28
(f)
........... 100 116,187
Motion Finco SARL , 7.38%
,
06/15/30
(c)
EUR 2,019 2,196,628
Nationwide Building Society
(b)(c)(m)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.39%),
5.88% ................. GBP 1,132 1,456,008
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 850 1,087,812
NatWest Group plc , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%),
6.00%
(b) (m)
................. USD 1,433 1,430,139
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Phoenix Group Holdings plc , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.19%),
8.50%
(b) (c) (m)
................ USD 1,470 $ 1,519,069
Pinewood Finco plc , 6.00%
,
03/27/30
(c)
GBP 2,004 2,593,425
Premier Foods Finance plc , 3.50%
,
10/15/26
(c)
................ 951 1,195,610
Stonegate Pub Co. Financing 2019
plc
(c)
(3-mo. EURIBOR + 6.63%),
10.17% , 07/31/29
(b)
........ EUR 587 664,049
10.75% , 07/31/29 ........... GBP 556 754,932
Thames Water Kemble Finance plc ,
4.63%
,
05/19/26
(c) (d) (e)
......... 432 21,447
Thames Water Utilities Finance plc ,
4.00%
,
06/19/25
(c)
........... 1,810 1,878,876
Zegona Finance plc
6.75% , 07/15/29
(c)
........... EUR 1,220 1,395,067
8.63% , 07/15/29
(a)
........... USD 225 237,656
64,671,857
United States — 29.4%
AAR Escrow Issuer LLC , 6.75%
,
03/15/29
(a)
................ 1,739 1,777,638
Affinity Interactive , 6.88%
,
12/15/27
(a)
125 102,363
Alexander Funding Trust II , 7.47%
,
07/31/28
(a)
................ 10,012 10,604,435
Allegiant Travel Co. , 7.25%
,
08/15/27
(a)
90 88,651
Allied Universal Holdco LLC
9.75% , 07/15/27
(a)
........... 38 38,092
4.88% , 06/01/28
(c)
........... GBP 1,852 2,185,625
AMC Networks, Inc.
10.25% , 01/15/29
(a)
.......... USD 107 110,210
4.25% , 02/15/29 ............ 163 112,502
Amkor Technology, Inc. , 6.63%
,
09/15/27
(a)
................ 3,000 3,009,156
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
........... EUR 1,783 1,647,570
4.13% , 08/15/26
(a)
........... USD 604 525,480
4.75% , 07/15/27
(c)
........... GBP 393 309,120
Ashton Woods USA LLC
(a)
4.63% , 08/01/29 ............ USD 25 23,367
4.63% , 04/01/30 ............ 110 101,306
Bausch + Lomb Corp. , 8.38%
,
10/01/28
(a)
................ 4,500 4,721,265
Big River Steel LLC , 6.63%
,
01/31/29
(a)
76 76,725
Buckeye Partners LP , 4.13%
,
03/01/25
(a)
................ 38 37,728
California Resources Corp. , 8.25%
,
06/15/29
(a)
................ 49 49,487
Calumet Specialty Products Partners
LP , 9.75%
,
07/15/28
(a)
......... 121 124,314
Civitas Resources, Inc.
(a)
5.00% , 10/15/26 ............ 99 97,232
8.38% , 07/01/28 ............ 77 79,577
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 ............ 3,000 2,929,691
9.00% , 09/30/29 ............ 1,688 1,687,847
8.25% , 06/30/32 ............ 2,697 2,772,105
Clydesdale Acquisition Holdings, Inc. ,
8.75%
,
04/15/30
(a)
........... 57 57,884
CommScope Technologies LLC , 6.00%
,
06/15/25
(a)
................ 3,133 3,070,340
Constellium SE , 5.38%
,
08/15/32
(c)
.. EUR 1,129 1,218,859

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CSC Holdings LLC
(a)
5.50% , 04/15/27 ............ USD 200 $ 178,005
11.25% , 05/15/28 ........... 200 195,004
11.75% , 01/31/29 ........... 200 195,108
DISH DBS Corp. , 5.88%
,
11/15/24 .. 498 494,273
DISH Network Corp.
(l)
0.00% , 12/15/25
(k)
........... 226 200,645
3.38% , 08/15/26 ............ 60 50,377
Dun & Bradstreet Corp. (The) , 5.00%
,
12/15/29
(a)
................ 2,000 1,959,639
Edison International , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ 3,650 3,817,714
EQM Midstream Partners LP , 7.50%
,
06/01/27
(a)
................ 7,250 7,412,792
EquipmentShare.com, Inc. , 9.00%
,
05/15/28
(a)
................ 1,822 1,884,012
Forestar Group, Inc. , 5.00%
,
03/01/28
(a)
557 533,013
FreeWire Technologies, Inc. , 0.00%
,
02/20/28
(g)
................ 769 —
Frontier Communications Holdings
LLC
(a)
6.75% , 05/01/29 ............ 400 397,894
8.75% , 05/15/30 ............ 11,344 12,009,042
8.63% , 03/15/31 ............ 150 160,771
Frontier Florida LLC , Series E , 6.86%
,
02/01/28 ................. 8,000 8,304,960
Full House Resorts, Inc. , 8.25%
,
02/15/28
(a)
................ 30 29,946
GoTo Group, Inc.
5.50% , 05/01/28
(a)
........... 740 444,378
Gray Television, Inc. , 10.50%
,
07/15/29
(a)
................ 2,000 2,077,460
Helios Software Holdings, Inc.
7.88% , 05/01/29
(c)
........... EUR 2,050 2,256,089
Howard Hughes Corp. (The) , 5.38%
,
08/01/28
(a)
................ USD 231 224,574
Illuminate Buyer LLC , 9.00%
,
07/01/28
(a)
................ 67 67,869
Iron Mountain UK plc , 3.88%
,
11/15/25
(c)
................. GBP 1,443 1,837,111
JPMorgan Chase & Co. , Series KK , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
3.65%
(b) (m)
................. USD 35 33,874
Kronos International, Inc.
(c)
3.75% , 09/15/25 ............ EUR 319 344,175
9.50% , 03/15/29 ............ 1,467 1,739,128
Landsea Homes Corp. , 11.00%
,
07/17/28
(g)
................ USD 1,819 1,989,622
Lessen, Inc. , (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a) (b) (g)
. 1,300 1,216,956
Level 3 Financing, Inc.
(a)
4.63% , 09/15/27 ............ 85 77,138
11.00% , 11/15/29 ........... 2,000 2,256,824
10.00% , 10/15/32 ........... 267 264,772
LGI Homes, Inc. , 8.75%
,
12/15/28
(a)
. 77 81,119
Lightning eMotors, Inc. , 7.50%
,
05/15/25
(a) (d) (e) (l)
............. 200 2,000
Lions Gate Capital Holdings 1, Inc. ,
5.50%
,
04/15/29
(a)
........... 17,535 15,474,111
Macy's Retail Holdings LLC , 5.88%
,
04/01/29
(a)
................ 2,000 1,954,250
Security
Par (000)
Par (000) Value
United States (continued)
Mauser Packaging Solutions Holding
Co. , 7.88%
,
04/15/27
(a)
........ USD 29 $ 29,798
Microchip Technology, Inc. , 0.75%
,
06/01/30
(a) (l)
................ 500 481,250
Midwest Gaming Borrower LLC , 4.88%
,
05/01/29
(a)
................ 77 72,691
Nationstar Mortgage Holdings, Inc.
(a)
6.00% , 01/15/27 ............ 40 39,855
5.50% , 08/15/28 ............ 193 188,326
NCR Atleos Corp. , 9.50%
,
04/01/29
(a)
6,750 7,429,089
Neogen Food Safety Corp. , 8.63%
,
07/20/30
(a)
................ 5,334 5,772,999
Nexstar Media, Inc. , 5.63%
,
07/15/27
(a)
4 3,931
Olympus Water US Holding Corp. ,
5.38%
,
10/01/29
(c)
........... EUR 720 744,152
Palomino Funding Trust I , 7.23%
,
05/17/28
(a)
................ USD 10,850 11,424,058
Paramount Global
7.88% , 07/30/30 ............ 3,650 3,932,197
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(b)
... 2,351 2,176,574
Park Intermediate Holdings LLC ,
4.88%
,
05/15/29
(a)
........... 106 100,965
PennyMac Financial Services, Inc. ,
7.88%
,
12/15/29
(a)
........... 27 28,268
Permian Resources Operating LLC
(a)
8.00% , 04/15/27 ............ 131 134,635
5.88% , 07/01/29 ............ 61 60,134
7.00% , 01/15/32 ............ 43 43,864
Pilgrim's Pride Corp. , 6.25%
,
07/01/33 209 216,955
Pitney Bowes, Inc. , 6.88%
,
03/15/27
(a)
4,750 4,699,404
Playtika Holding Corp. , 4.25%
,
03/15/29
(a)
................ 21 18,945
Radiology Partners, Inc. , 7.77%
,
( 7.77 % Cash or 3.50 % PIK),
01/31/29
(a) (n)
............... 2,000 1,942,972
Rand Parent LLC , 8.50%
,
02/15/30
(a)
2,200 2,195,160
Reworld Holding Corp. , 4.88%
,
12/01/29
(a)
................ 32 29,888
RingCentral, Inc. , 8.50%
,
08/15/30
(a)
. 7,750 8,196,547
Sabre GLBL, Inc.
(a)
8.63% , 06/01/27 ............ 4,739 4,574,367
11.25% , 12/15/27 ........... 4,308 4,438,195
SCIL IV LLC , 9.50%
,
07/15/28
(c)
.... EUR 1,528 1,786,738
Seagate HDD Cayman
8.25% , 12/15/29
(a)
........... USD 7,500 8,069,625
8.50% , 07/15/31
(a)
........... 1,269 1,368,025
9.63% , 12/01/32 ............ 7,150 8,148,698
Service Properties Trust
8.38% , 06/15/29 ............ 4,242 4,145,547
8.63% , 11/15/31
(a)
........... 1,250 1,321,029
8.88% , 06/15/32 ............ 263 244,547
Sitio Royalties Operating Partnership
LP , 7.88%
,
11/01/28
(a)
......... 63 65,400
Sonder Corp. , 10.00%
,
12/31/24
(g)
.. 196 195,031
Sonder Holdings, Inc. , (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 14.33%
,
12/10/27
(b) (g)
... 1,519 1,430,256
Spirit AeroSystems, Inc.
(a)
9.38% , 11/30/29 ............ 5,500 5,931,816
9.75% , 11/15/30 ............ 1,412 1,567,423
Stem, Inc. , 0.50%
,
12/01/28
(a) (l)
..... 47 13,893

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
STL Holding Co. LLC , 8.75%
,
02/15/29
(a)
................ USD 52 $ 55,230
SUN Country Marine, Inc. , Series 2022-
1B , 5.75%
,
03/15/29
(g)
........ 9,414 9,473,496
Talen Energy Supply LLC , 8.63%
,
06/01/30
(a)
................ 3,850 4,153,111
Tenneco, Inc. , 8.00%
,
11/17/28
(a)
... 128 118,528
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 179 170,021
Transocean Titan Financing Ltd. ,
8.38%
,
02/01/28
(a)
........... 77 79,225
Transocean, Inc. , 8.25%
,
05/15/29
(a)
. 78 78,359
Uniti Group LP
(a)
Series MAY , 10.50% , 02/15/28 ... 439 467,609
10.50% , 02/15/28 ........... 8,882 9,460,835
Univision Communications, Inc.
(a)
8.00% , 08/15/28 ............ 3,000 3,048,741
8.50% , 07/31/31 ............ 1,500 1,474,409
Venture Global LNG, Inc.
(a)
9.50% , 02/01/29 ............ 3,000 3,315,915
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (m)
......... 115 114,991
Veritas US, Inc. , 7.50%
,
09/01/25
(a)
.. 4,148 3,947,715
Vistra Operations Co. LLC , 7.75%
,
10/15/31
(a)
................ 1,502 1,586,673
Warnermedia Holdings, Inc. , 6.41%
,
03/15/26 ................. 7,025 7,025,261
Weekley Homes LLC , 4.88%
,
09/15/28
(a)
................ 147 140,461
Wildfire Intermediate Holdings LLC ,
7.50%
,
10/15/29
(a)
........... 46 44,614
William Carter Co. (The) , 5.63%
,
03/15/27
(a)
................ 7 6,959
Windstream Services LLC , 8.25%
,
10/01/31
(a)
................ 1,017 1,029,714
XHR LP
(a)
6.38% , 08/15/25 ............ 66 65,974
4.88% , 06/01/29 ............ 16 15,018
Zayo Group Holdings, Inc. , 4.00%
,
03/01/27
(a)
................ 127 113,031
246,972,351
Zambia — 0.5%
First Quantum Minerals Ltd. , 9.38%
,
03/01/29
(a)
................ 3,544 3,755,258
Total Corporate Bonds — 58.7%
(Cost: $ 533,225,257 ) ............................. 492,770,633
Fixed Rate Loan Interests
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 0.00%
,
11/09/29
(g)
....... GBP 213 2,752
Security
Par (000)
Par (000) Value
United States — 0.1%
AVSC Holding Corp., 1st Lien Term
Loan B3 , 5.00%
,
10/15/26 ...... USD 392 $ 394,325
Cotiviti Corp., 1st Lien Term Loan ,
05/01/31
(o)
................ 481 483,236
877,561
Total Fixed Rate Loan Interests — 0.1%
(Cost: $ 917,504 ) ................................ 880,313
Floating Rate Loan Interests
Canada — 0.1%
Great Canadian Gaming Corp., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR + 4.75%), 9.27%
,
11/01/29
(b)
465 463,690
Finland — 0.2%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B5 , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.35%
,
08/05/31
(b)
........... EUR 1,867 2,036,406
France — 0.6%
(b)
Financiere Mendel SaS, 1st Lien Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.85%
,
11/08/30 . 2,500 2,721,469
HomeVi SAS, 1st Lien Term Loan B ,
10/31/29
(o)
................ 2,000 2,124,332
4,845,801
Germany — 1.2%
(b)
Apleona Holding GmbH, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.81%
,
04/28/28 ............ 2,240 2,437,478
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B2 , (1-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.43%
,
02/21/30 ............ 2,263 2,463,583
Tele Columbus AG, Facility 1st Lien
Term Loan B , (6-mo. EURIBOR
at 6.00% Floor + 0.50%),
0.50%
,
01/01/29 ............ 1,049 889,337
TK Elevator Midco GmbH, Facility
1st Lien Term Loan B2 , (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.59%
,
04/30/30 ............ 2,357 2,568,520
Wittur Holding GmbH, Facility 1st Lien
Term Loan B , 09/29/28
(o)
....... 1,412 1,332,107
9,691,025
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 16.50%
,
11/10/27
(b) (g)
..... GBP 390 226,527
Luxembourg — 1.3%
(b)
Al Mansart (Luxembourg) Bidco SCS ,
(6-mo. CME Term SOFR at 0.00%
Floor + 0.00%), 12.21%
,
01/01/30
(g)
USD 218 219,373
Altice Financing SA, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 8.18%
,
10/29/27 . EUR 1,191 1,160,095
Chrysaor Bidco SARL, 1st Lien Term
Loan B , 05/14/31
(o)
........... 1,862 2,027,775

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Concrete Investment II SCA, Facility
1st Lien Term Loan A2 , (3-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.87%
,
11/29/24
(g)
..... EUR 88 $ 10
Froneri International Ltd., 1st Lien Term
Loan , 09/17/31
(o)
............ 4,000 4,341,384
Index HoldCo SARL, Facility 1st Lien
Term Loan A , 0.10%
,
12/29/28 ... 1,766 360,184
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2 , (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
6.88%
,
02/26/29 ............ 2,400 2,603,082
10,711,903
Netherlands — 1.3%
(b)
Boels Topholding BV, Facility 1st
Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
6.56%
,
05/23/31 ............ 1,293 1,411,088
Median BV, Facility 1st Lien Term Loan
B2 , (Daily SONIA at 0.00% Floor +
5.93%), 11.27%
,
10/14/27
(d) (e)
.... GBP 1,700 2,102,563
Nobian Finance BV, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 7.02%
,
07/02/29 ..... EUR 2,019 2,192,575
Sigma HoldCo BV, Facility 1st Lien
Term Loan B9 , (6-mo. EURIBOR
at 0.00% Floor + 4.50%), 8.15% -
8.18%
,
01/03/28 ............ 2,500 2,714,943
Ziggo BV, Facility 1st Lien Term Loan
H , (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 6.25%
,
01/31/29 ..... 2,139 2,285,631
10,706,800
Spain — 0.9%
(b)
Cervantes Bidco SL, 1st Lien Term
Loan B , 06/13/31
(o)
........... 1,927 2,103,554
Lorca Finco plc, Facility 1st Lien Term
Loan B3 , (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.20%
,
03/25/31 . 3,446 3,752,665
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B2 , (6-mo.
EURIBOR at 0.00% Floor + 5.00%),
8.74%
,
12/31/29 ............ 1,706 1,849,278
7,705,497
United Kingdom — 2.5%
(b)
Belron Finance US LLC, 1st Lien Term
Loan B , 10/01/31
(o)
........... 3,227 3,511,024
CD&R Firefly Bidco Ltd., Facility 1st
Lien Term Loan B6 , 06/21/28
(o)
... GBP 1,250 1,611,232
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B , 03/20/28
(o)
........... EUR 1,217 1,317,610
INEOS Finance plc, 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.65%
,
06/23/31 . 3,931 4,256,190
Ineos Quattro Holdings Ltd., Facility
1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
7.65%
,
04/03/29 ............ 2,810 3,045,932
Leased & Tenented Pubs, 1st Lien
Term Loan , 10/01/31
(o)
........ GBP 1,310 1,693,402
Market Bidco Ltd., 1st Lien Term Loan
B1 , (3-mo. EURIBOR at 0.00% Floor
+ 4.75%), 8.29%
,
11/04/27 ..... EUR 2,000 2,164,623
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Modulaire Group Holdings, Ltd., Facility
1st Lien Term Loan B2 , 12/15/28
(o)
EUR 2,000 $ 2,146,827
Seashell Bidco SL, Facility 1st Lien
Term Loan B , (6-mo. EURIBOR
at 0.00% Floor + 5.50%),
8.66%
,
10/10/29
(g)
........... 74 80,194
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B , 07/16/29
(o)
....... 1,115 1,218,563
21,045,597
United States — 9.6%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan B
(b)
02/02/26
(o)
................ USD 487 406,656
(3-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 9.60% , 02/02/26 173 152,288
Altar Bidco, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50%
Floor + 3.10%), 7.25%
,
02/01/29
(b)
2,977 2,975,044
Altar Bidco, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
02/01/30
(b)
11,512 11,166,524
American Auto Auction Group LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.75%
,
12/30/27
(b)
........... 117 117,628
Amneal Pharmaceuticals LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
10.19%
,
05/04/28
(b)
.......... 3,217 3,271,233
Applied Systems, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.60%
,
02/24/31
(b)
........... 849 850,401
Ascensus Group Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.30%
,
08/02/28
(b)
........... 2 2,369
AssuredPartners, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.19%
,
02/14/31
(b)
........... 153 153,208
Atlas CC Acquisition Corp., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
9.57%
,
05/25/28
(b)
........... 829 596,768
Atlas CC Acquisition Corp., 1st Lien
Term Loan C , (3-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
9.57%
,
05/25/28
(b)
........... 169 121,376
Avaya, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 12.19%
,
08/01/28
(b)
..... 57 48,250
AVSC Holding Corp., 1st Lien Term
Loan B1 , (1-mo. CME Term
SOFR at 1.00% Floor + 3.25%),
8.20%
,
03/03/25
(b)
........... 954 949,671
Boxer Parent Co., Inc., 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.66%
,
07/03/31
(b)
EUR 2,388 2,587,806
Champions Financing, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.85%
,
02/06/29
(b)
........... USD 763 740,408

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Chemours Co. (The), 1st Lien Term
Loan B3 , (1-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.15%
,
08/18/28
(b)
EUR 2,600 $ 2,828,772
Cloud Software Group, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 9.10% -
9.20%
,
03/21/31
(b)
........... USD 1,782 1,781,162
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.60%
,
03/30/29
(b)
........... 713 712,658
Cloudera, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.54%
,
10/09/28
(b)
249 245,307
Conair Holdings LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.55%
,
05/17/28
(b)
........... 87 79,691
ConnectWise LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.37%
,
09/29/28
(b)
179 178,250
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR at
0.00% Floor + 9.62%), 14.20% -
14.85%
,
07/30/28
(b) (g)
......... 1,374 1,372,052
CoreWeave Compute Acquisition Co.
IV LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR at
0.00% Floor + 6.00%), 10.60% -
11.08%
,
05/16/29
(b) (g)
......... 545 537,883
Cppib Ovm Member US LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.85%
,
08/07/31
(b)
........... 198 198,495
CSC Holdings LLC, 1st Lien Term
Loan B5 , (6-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.17%
,
04/15/27
(b)
........... 47 43,198
Digital Room Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
10.04%
,
12/21/28
(b)
.......... 236 228,135
DirecTV Financing LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.85%
,
08/02/27
(b)
........... 135 135,001
Eastman Chemical, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 10.12%
,
11/01/28
(b)
171 143,240
ECL Entertainment LLC, Facility 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.69%
,
08/31/30
(b)
........... 491 490,909
EIS Group Ltd., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.75% Floor + 7.00%),
11.69% , 07/08/27
(b) (g)
....... 642 632,829
Ellucian Holdings, Inc., 2nd Lien
Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
12.79%
,
10/09/28
(b) (g)
......... 1,417 1,416,667
Security
Par (000)
Par (000) Value
United States (continued)
Emerald Technologies US
AcquisitionCo., Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
11.04%
,
12/29/27
(b) (g)
......... USD 283 $ 226,500
First Brands Group LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 8.06%
,
03/30/27
(b)
EUR 2,591 2,774,554
Genesys Cloud Services Holdings II
LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 7.69%
,
12/01/27
(b)
..... USD 5,236 5,244,813
GoTo Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00%
Floor + 4.75%), 9.67%
,
04/30/28
(b)
399 336,556
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.46%
,
10/25/28
(b) (g)
......... 165 131,667
J&J Ventures Gaming LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.80%
,
04/26/28
(b)
........... 318 318,103
Jack Ohio Finance LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.55%
,
10/04/28
(b)
........... 128 128,150
Level 3 Financing, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 2.00% Floor + 6.56%),
11.28%
,
04/16/29
(b)
.......... 54 55,441
Maverick Gaming LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
12.11% , 06/05/28
(b)
........ 311 220,339
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
11.69%
,
11/01/29
(b)
.......... 461 299,650
MH Sub I LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 6.25%), 10.94%
,
02/23/29
(b)
302 295,205
Mitchell International, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.94%
,
06/17/31
(b)
........... 1,078 1,068,427
Montage Hotels & Resorts LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
11.10%
,
02/16/29
(b) (g)
......... 333 332,963
Naked Juice LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.95%
,
01/24/29
(b)
399 297,986
Naked Juice LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.70%
,
01/24/30
(b)
969 536,127
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan , (12-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.60%
,
07/25/31
(b)
........... 95 94,941

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Park River Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.10%
,
12/28/27
(b)
........... USD 91 $ 88,752
Playtika Holding Corp., Facility 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.55%
,
03/13/28
(b)
........... 477 475,857
Potters Borrower LP, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.44%
,
12/14/27
(b)
........... 88 87,943
Project Montage Note, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
11.10%
,
02/16/29
(b) (g)
......... 18 18,498
Proofpoint, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.69%
,
08/31/28
(b)
635 635,309
Quartz AcquireCo LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.35%
,
06/28/30
(b)
........... 5,853 5,845,594
RealPage, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 6.50%), 11.46%
,
04/23/29
(b)
1,293 1,258,639
Redstone HoldCo 2 LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.60%
,
04/27/28
(b)
........... 4,690 3,491,191
Redstone HoldCo 2 LP, 2nd Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.60%
,
04/27/29
(b)
.......... 3,548 2,062,275
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1 , (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.09%
,
03/16/27
(b)
........... 343 343,873
Sedgwick Claims Management
Services, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.59%
,
07/31/31
(b)
242 242,023
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.69%
,
09/11/29
(b) (g)
......... 488 478,240
StubHub HoldCo Sub LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.44%
,
03/15/30
(b)
........... 1,616 1,610,828
Triton Water Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.12%
,
03/31/28
(b)
........... 169 169,376
Truist Insurance Holdings, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.85%
,
05/06/31
(b)
........... 417 417,263
Vaco Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 9.79%
,
01/22/29
(b)
285 277,731
Verifone Systems, Inc., 1st Lien Term
Loan , 08/20/25
(b) (o)
........... 5,501 5,087,685
Security
Par (000)
Par (000) Value
United States (continued)
Veritas US, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00%
Floor + 5.00%), 9.80%
,
09/02/25
(b)
USD 249 $ 237,151
Waystar Technologies, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.44%
,
10/22/29
(b)
........... 4,798 4,812,264
White Cap Supply Holdings LLC,
Facility 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 7.94%
,
10/19/29
(b)
..... 500 498,635
Woof Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.62%
,
12/21/27
(b)
........... 147 97,469
Xerox Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.60% -
8.69%
,
11/19/29
(b)
........... 5,149 5,093,607
Zayo Group Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.80%
,
03/09/27
(b)
........... 92 86,198
80,941,702
Total Floating Rate Loan Interests — 17.7%
(Cost: $ 153,352,519 ) ............................. 148,374,948
Foreign Agency Obligations
France — 0.4%
Electricite de France SA
(b)(c)(m)
(13-Year GBP Swap Semi +
4.23%), 6.00% ........... GBP 1,000 1,285,582
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 1,600 1,604,823
2,890,405
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA ,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b) (c)
............... 1,725 1,895,789
Total Foreign Agency Obligations — 0.6%
(Cost: $ 4,665,276 ) .............................. 4,786,194
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ........ 260,000 5,457,400
Janus Henderson AAA CLO ETF ... 160,000 8,144,000
Total Investment Companies — 1.6%
(Cost: $ 13,620,018 ) .............................. 13,601,400

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0 .5%
United States — 0.5%
CSMC Trust, Series 2022-LION,
Class A, (1-mo. CME Term SOFR
at 3.59% Floor + 3.44%), 8.24%,
02/15/25
(a) (b) (g)
.............. USD 4,000 $ 3,911,004
Total Non-Agency Mortgage-Backed Securities — 0.5%
(Cost: $ 3,993,739 ) .............................. 3,911,004
Preferred Securities
Capital Trusts — 0 .5%
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria
SA , (5-Year EUR Swap Annual +
6.46%), 6.00%
(b) (c) (m)
.......... EUR 2,000 2,198,560
United States — 0.2%
Boeing Co. (The) , 6.00% , 10/15/27
(l)
. USD 38 2,060,546
Citigroup, Inc. , Series Y , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%),
4.15%
(b) (m)
................. 35 33,475
2,094,021
Total Capital Trusts — 0.5%
(Cost: $ 3,978,523 ) .............................. 4,292,581
Shares
Shares
Preferred Stocks — 0 .6%
United States — 0.6%
(g)
Cap Hill Brands (Preference) , Class E
(e)
506,652 96,264
Coreweave, Inc. , 10.00%
(e)
....... 430,000 533,200
Dream Finders Homes, Inc.
(Preference) , 9.00%
(m)
........ 2,261 2,221,432
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 723,000 )
(e) (j)
..... 723,000 766,380
Lessen Holdings, Inc. , Series B
(e)
... 16,373 70,404
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 567,638 ) ,
12.00% ,
(e) (j)
............... 194,516 984,251
4,671,931
Total Preferred Stocks — 0.6%
(Cost: $ 5,095,410 ) .............................. 4,671,931
Total Preferred Securities — 1.1%
(Cost: $ 9,073,933 ) .............................. 8,964,512
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(e)
.................. 5,012 1,400
Security
Shares
Shares Value
Germany — 0.0%
Tonies SE ( Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 04/30/26 , Strike Price EUR
11.50 )
(e)
.................. 109,736 $ 29,841
Luxembourg — 0.0%
HomeToGo SE ( Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 12/31/25 , Strike Price EUR
11.50 )
(e)
.................. 71,516 78
United States — 0.0%
(e)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 11/03/26 , Strike
Price USD 11.50 ) ............ 529 342
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 )
(g)
.......... 9,692 —
Crown PropTech Acquisitions ( Issued/
Exercisable 02/05/21 , 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50 )
(g)
.......... 16,190 644
EVgo, Inc. ( Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50 ) ................... 7,796 12,006
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(g)
................... 4,328 25,102
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
11.17 )
(g)
.................. 1,695 5,322
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(g)
................... 10,681 61,950
Latch, Inc. ( Issued/Exercisable
12/29/20 , 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50 )
(g)
.................. 6,894 1
Lightning eMotors, Inc. ( Issued/
Exercisable 05/06/21 , 1 Share for
1 Warrant, Expires 12/15/25 , Strike
Price USD 11.50 )
(g)
.......... 17,391 2
New York Community Bancorp, Inc. ,
(Acquired 03/07/24 , cost $ 0 )
( Issued/Exercisable 03/11/24 ,
1 Share for 1 Warrant, Expires
03/11/31 , Strike Price USD 2.50 )
(j)
43 84,569
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 13,726 49
Palladyne AI Corp. ( Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
69.00 ) ................... 5,599 171
Palladyne AI Corp. ( Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 20,304 619

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Service King Midas International
( Issued/Exercisable 07/14/22 ,
1 Share for 1 Warrant, Expires
04/26/27 , Strike Price USD 10.00 )
(g)
580 $ —
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 )
( Issued/Exercisable 10/14/22 ,
1 Share for 1 Warrant, Expires
10/07/32 , Strike Price USD 0.01 )
(g) (j)
23,975 102,853
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 11,228 ) ( Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(j)
.................. 11,228 51
293,681
Total Warrants — 0.0%
(Cost: $ 140,376 ) ................................ 325,000
Total Long-Term Investments — 89 .1%
(Cost: $ 805,924,308 ) ............................. 747,431,342
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 4.0%
(p)
Barclays Bank plc , 2.75% , 11/21/24
(Purchased on 10/22/24 to be
repurchased at USD 925,707 ,
collateralized by CommScope LLC ,
8.25%, due at 03/01/27 , par and
fair value of USD 1,000,000 and
$ 946,930 , respectively) ........ USD 925 925,000
Barclays Bank plc , 4.65% , 11/21/24
(Purchased on 10/22/24 to be
repurchased at USD 138,043 ,
collateralized by Park River
Holdings, Inc. , 5.63%, due at
02/01/29 , par and fair value of USD
156,000 and $ 136,243 , respectively) 138 137,865
Barclays Bank plc , (0.10) % , Open
(Purchased on 08/27/24 to be
repurchased at USD 769,337 ,
collateralized by Webuild SpA ,
7.00%, due at 09/27/28 , par and
fair value of EUR 620,000 and
$ 731,230 , respectively)
(q)
...... EUR 707 769,321
Barclays Bank plc , 0.00% , Open
(Purchased on 10/31/24 to be
repurchased at USD 1,366,331 ,
collateralized by Motion Bondco
DAC , 4.50%, due at 11/15/27 , par
and fair value of EUR 1,350,000 and
$ 1,336,078 , respectively)
(q)
..... 1,256 1,366,331
Barclays Bank plc , 1.75% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,411,348 ,
collateralized by Motion Bondco
DAC , 4.50%, due at 11/15/27 , par
and fair value of EUR 1,350,000 and
$ 1,336,078 , respectively)
(q)
..... 1,289 1,402,572
Security
Par (000)
Par (000) Value
Barclays Capital, Inc. , 3.25% , 11/21/24
(Purchased on 10/22/24 to be
repurchased at USD 253,725 ,
collateralized by Great Lakes
Dredge & Dock Corp. , 5.25%, due at
06/01/29 , par and fair value of USD
261,000 and $ 245,251 , respectively) USD 253 $ 253,496
BNP Paribas SA , 0.00% , Open
(Purchased on 10/31/24 to be
repurchased at USD 1,258,589 ,
collateralized by Banco de Sabadell
SA , 5.13%, due at 06/27/34 , par
and fair value of EUR 1,100,000 and
$ 1,237,274 , respectively)
(q)
..... EUR 1,157 1,258,589
BNP Paribas SA , 0.00% , Open
(Purchased on 10/31/24 to be
repurchased at USD 1,382,368 ,
collateralized by Next Group plc ,
3.63%, due at 05/18/28 , par and
fair value of GBP 1,100,000 and
$ 1,351,608 , respectively)
(q)
..... GBP 1,072 1,382,368
BNP Paribas SA , 0.05% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,067,977 ,
collateralized by Webuild SpA ,
3.63%, due at 01/28/27 , par and
fair value of EUR 990,000 and
$ 1,073,526 , respectively)
(q)
..... EUR 981 1,066,642
BNP Paribas SA , 2.75% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,234,245 ,
collateralized by Banco de Sabadell
SA , 5.13%, due at 06/27/34 , par
and fair value of EUR 1,100,000 and
$ 1,237,274 , respectively)
(q)
..... 1,124 1,222,992
BNP Paribas SA , 2.75% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,376,733 ,
collateralized by Next Group plc ,
3.63%, due at 05/18/28 , par and
fair value of GBP 1,100,000 and
$ 1,351,608 , respectively)
(q)
..... GBP 1,059 1,365,716
BNP Paribas SA , 3.50% , Open
(Purchased on 07/17/24 to be
repurchased at USD 314,230 ,
collateralized by PHH Mortgage
Corp. , 7.88%, due at 03/15/26 , par
and fair value of USD 309,000 and
$ 315,174 , respectively)
(q)
...... USD 310 310,159
BofA Securities, Inc. , 1.70% , 11/12/24
(Purchased on 10/23/24 to be
repurchased at USD 480,016 ,
collateralized by GN Bondco LLC ,
9.50%, due at 10/15/31 , par and
fair value of USD 450,000 and
$ 477,842 , respectively) ........ 480 479,813
Goldman Sachs & Co. LLC ,
4.60% , Open (Purchased on
06/12/24 to be repurchased at
USD 333,749 , collateralized by
PBF Holding Co. LLC , 6.00%, due
at 02/15/28 , par and fair value
of USD 329,000 and $ 319,323 ,
respectively)
(q)
.............. 327 327,355

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Goldman Sachs International ,
0.00% , Open (Purchased on
10/31/24 to be repurchased at
USD 1,185,084 , collateralized by
Verisure Midholding AB , 5.25%,
due at 02/15/29 , par and fair value
of EUR 1,080,000 and $ 1,172,561 ,
respectively)
(q)
.............. EUR 1,089 $ 1,185,084
Goldman Sachs International ,
2.85% , Open (Purchased on
07/17/24 to be repurchased at
USD 1,197,026 , collateralized by
Verisure Midholding AB , 5.25%,
due at 02/15/29 , par and fair value
of EUR 1,080,000 and $ 1,172,561 ,
respectively)
(q)
.............. 1,090 1,185,766
J.P. Morgan Securities plc ,
(0.10) % , Open (Purchased on
08/27/24 to be repurchased at USD
372,050 , collateralized by Webuild
SpA , 7.00%, due at 09/27/28 , par
and fair value of EUR 300,000 and
$ 353,821 , respectively)
(q)
...... 342 372,252
J.P. Morgan Securities plc ,
0.00% , Open (Purchased on
10/31/24 to be repurchased at
USD 1,817,291 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 1,800,000 and $ 1,799,611 ,
respectively)
(q)
.............. 1,671 1,817,291
J.P. Morgan Securities plc ,
0.00% , Open (Purchased on
10/31/24 to be repurchased at
USD 1,817,291 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 1,800,000 and $ 1,799,611 ,
respectively)
(q)
.............. 1,671 1,817,291
J.P. Morgan Securities plc ,
0.00% , Open (Purchased on
10/31/24 to be repurchased at USD
1,120,091 , collateralized by CTEC II
GmbH , 5.25%, due at 02/15/30 , par
and fair value of EUR 1,100,000 and
$ 1,104,273 , respectively)
(q)
..... 1,030 1,120,091
J.P. Morgan Securities plc ,
2.20% , Open (Purchased on
08/28/24 to be repurchased at USD
1,119,691 , collateralized by CTEC II
GmbH , 5.25%, due at 02/15/30 , par
and fair value of EUR 1,100,000 and
$ 1,104,273 , respectively)
(q)
..... 1,025 1,115,389
J.P. Morgan Securities plc ,
2.87% , Open (Purchased on
09/17/24 to be repurchased at USD
1,263,501 , collateralized by Grifols
SA , 2.25%, due at 11/15/27 , par and
fair value of EUR 1,200,000 and
$ 1,240,452 , respectively)
(q)
..... 1,157 1,258,779
J.P. Morgan Securities plc ,
2.90% , Open (Purchased on
07/17/24 to be repurchased at
USD 1,791,859 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 1,800,000 and $ 1,799,611 ,
respectively)
(q)
.............. 1,632 1,774,745
Security
Par (000)
Par (000) Value
J.P. Morgan Securities plc ,
2.95% , Open (Purchased on
07/17/24 to be repurchased at
USD 1,792,120 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 1,800,000 and $ 1,799,610 ,
respectively)
(q)
.............. EUR 1,632 $ 1,774,745
J.P. Morgan Securities plc ,
2.95% , Open (Purchased on
08/27/24 to be repurchased at
USD 515,769 , collateralized by
Wizz Air Finance Co. BV , 1.00%,
due at 01/19/26 , par and fair value
of EUR 495,000 and $ 518,652 ,
respectively)
(q)
.............. 471 512,763
J.P. Morgan Securities plc ,
2.95% , Open (Purchased on
08/07/24 to be repurchased at
USD 401,905 , collateralized by
Wizz Air Finance Co. BV , 1.00%,
due at 01/19/26 , par and fair value
of EUR 385,000 and $ 403,396 ,
respectively)
(q)
.............. 367 398,841
J.P. Morgan Securities plc ,
2.95% , Open (Purchased on
08/06/24 to be repurchased at
USD 689,509 , collateralized by
Wizz Air Finance Co. BV , 1.00%,
due at 01/19/26 , par and fair value
of EUR 660,000 and $ 691,536 ,
respectively)
(q)
.............. 629 684,187
J.P. Morgan Securities plc ,
2.95% , Open (Purchased on
08/06/24 to be repurchased at
USD 689,900 , collateralized by
Wizz Air Finance Co. BV , 1.00%,
due at 01/19/26 , par and fair value
of EUR 660,000 and $ 691,536 ,
respectively)
(q)
.............. 629 684,575
RBC Capital Markets LLC ,
4.65% , Open (Purchased on
09/09/24 to be repurchased at USD
3,024,772 , collateralized by Intel
Corp. , 5.20%, due at 02/10/33 , par
and fair value of USD 3,000,000 and
$ 2,950,198 , respectively)
(q)
..... USD 3,004 3,003,750
RBC Europe Ltd. , 0.00% , Open
(Purchased on 10/31/24 to be
repurchased at USD 1,185,084 ,
collateralized by Verisure Midholding
AB , 5.25%, due at 02/15/29 , par
and fair value of EUR 1,080,000 and
$ 1,172,561 , respectively)
(q)
..... EUR 1,089 1,185,084
RBC Europe Ltd. , 2.90% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,197,200 ,
collateralized by Verisure Midholding
AB , 5.25%, due at 02/15/29 , par
and fair value of EUR 1,080,000 and
$ 1,172,562 , respectively)
(q)
..... 1,090 1,185,766
Total Borrowed Bond Agreements — 4.0%
(Cost: $ 33,515,635 ) .............................. 33,344,618

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 9.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.75%
(r) (s)
.... 81,342,692 $ 81,342,692
Total Money Market Funds — 9 .7%
(Cost: $ 81,342,692 ) .............................. 81,342,692
Total Short-Term Securities — 13.7%
(Cost: $ 114,858,327 ) ............................. 114,687,310
Total Options Purchased — 0 .3%
(Cost: $ 3,325,151 ) .............................. 3,130,231
Total Investments Before Options Written and Borrowed Bonds
— 103.1%
(Cost: $ 924,107,786 ) ............................. 865,248,883
Total Options Written — ( 0 .2 ) %
(Premiums Received — $ (1,894,195) ) ................. (2,119,293)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — ( 2 .6 ) %
Austria — (0.4)%
Erste Group Bank AG , (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% , 11/15/32
(b)
........... EUR (3,600) (3,599,221)
Germany — (0.1)%
CTEC II GmbH , 5.25% , 02/15/30 ... (1,100) (1,104,273)
Italy — (0.3)%
Webuild SpA:
3.63% , 01/28/27 ............ (990) (1,073,526)
7.00% , 09/27/28 ............ (920) (1,085,051)
(2,158,577)
Security
Par (000)
Par (000) Value
Spain — (0.3)%
Banco de Sabadell SA , (5-Year
EURIBOR ICE Swap Rate + 2.40%),
5.13% , 06/27/34
(b)
........... EUR (1,100) $ (1,237,274)
Grifols SA , 2.25% , 11/15/27 ....... (1,200) (1,240,452)
(2,477,726)
Sweden — (0.3)%
Verisure Midholding AB ,
5.25% , 02/15/29 ............ (2,160) (2,345,123)
Switzerland — (0.3)%
Wizz Air Finance Co. BV ,
1.00% , 01/19/26 ............ (2,200) (2,305,120)
United Kingdom — (0.3)%
Motion Bondco DAC , 4.50% , 11/15/27 (1,350) (1,336,078)
Next Group plc , 3.63% , 05/18/28 ... GBP (1,100) (1,351,608)
(2,687,686)
United States — (0.6)%
CommScope LLC , 8.25% , 03/01/27
(a)
USD (1,000) (946,930)
GN Bondco LLC , 9.50% , 10/15/31
(a)
. (450) (477,842)
Great Lakes Dredge & Dock Corp. ,
5.25% , 06/01/29
(a)
........... (261) (245,251)
Intel Corp. , 5.20% , 02/10/33 ...... (3,000) (2,950,198)
Park River Holdings, Inc. ,
5.63% , 02/01/29
(a)
........... (156) (136,243)
PBF Holding Co. LLC , 6.00% , 02/15/28 (329) (319,323)
PHH Mortgage Corp. ,
7.88% , 03/15/26
(a)
........... (309) (315,174)
(5,390,961)
Total Borrowed Bonds — ( 2 .6 ) %
(Proceeds: $ (21,355,086) ) .........................
(22,068,687)
Total Investments Net of Options Written and Borrowed Bonds
— 100 .3%
(Cost: $ 900,858,505 ) ............................. 841,060,903
Liabilities in Excess of Other Assets — (0.3) % ............ (2,335,556)
Net Assets — 100.0% .............................. $ 838,725,347
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,464,196, representing 0.41% of its net assets as of period end, and an original cost of $2,838,768.
(k)
Zero-coupon bond.
(l)
Convertible security.
(m)
Perpetual security with no stated maturity date.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)
The amount to be repurchased assumes the maturity will be the day after the period end.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 94,657,933 $ — $ (13,315,241)
(a)
$ — $ — $ 81,342,692 81,342,692 $ 1,019,347 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 59 12/19/24 $ 6,518 $ (226,981)
U.S. Treasury 10-Year Ultra Note ............................................... 2 12/19/24 228 (9,025)
U.S. Treasury 5-Year Note .................................................... 25 12/31/24 2,681 (78,354)
(314,360)
Short Contracts
EURO STOXX 50 Index ..................................................... 12 12/20/24 631 2,580
Russell 2000 E-Mini Index .................................................... 51 12/20/24 5,632 14,399
S&P 500 E-Mini Index ....................................................... 1 12/20/24 287 (2,394)
14,585
$ (299,775)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 134,755 EUR 120,579 Barclays Bank plc 11/04/24 $ 3,595
USD 763,466 GBP 569,195 Barclays Bank plc 11/04/24 29,518
EUR 14,510,000 USD 15,728,059 JPMorgan Chase Bank NA 12/18/24 85,730
USD 531,853 AUD 788,000 Royal Bank of Canada 12/18/24 13,042
USD 46,470 CAD 63,000 Toronto Dominion Bank 12/18/24 1,154
USD 746,455 EUR 668,321 Barclays Bank plc 12/18/24 18,082
USD 300,821,222 EUR 269,438,000 BNP Paribas SA 12/18/24 7,172,996
USD 2,475,647 EUR 2,253,000 Deutsche Bank AG 12/18/24 20,205
USD 5,369,395 EUR 4,805,430 JPMorgan Chase Bank NA 12/18/24 132,175
USD 1,377,733 EUR 1,234,000 Toronto Dominion Bank 12/18/24 32,853
USD 728,596 GBP 555,000 Barclays Bank plc 12/18/24 13,014
USD 48,179,030 GBP 36,711,000 Deutsche Bank AG 12/18/24 846,196
USD 3,180,865 GBP 2,408,000 Morgan Stanley & Co. International plc 12/18/24 76,143
USD 139,037 GBP 107,000 Natwest Markets plc 12/18/24 1,078
USD 104,963 GBP 79,000 State Street Bank and Trust Co. 12/18/24 3,105
USD 101,039 GBP 77,000 UBS AG 12/18/24 1,760
USD 142,687 JPY 19,821,000 Morgan Stanley & Co. International plc 12/18/24 11,448
USD 59,040 JPY 8,482,000 Morgan Stanley & Co. International plc 12/18/24 2,879
USD 271,615 SEK 2,751,000 Barclays Bank plc 12/18/24 12,790
8,477,763
EUR 5,617,679 USD 6,256,191 BNP Paribas SA 12/18/24 (133,739)
GBP 1,951,000 USD 2,530,408 JPMorgan Chase Bank NA 12/18/24 (14,912)
USD 2,375,221 EUR 2,194,000 Deutsche Bank AG 12/18/24 (15,920)
USD 684,437 EUR 632,537 Goldman Sachs International 12/18/24 (4,936)
USD 2,593,274 EUR 2,389,392 JPMorgan Chase Bank NA 12/18/24 (10,816)
USD 29,231 EUR 27,000 Standard Chartered Bank 12/18/24 (195)
(180,518)
$ 8,297,245
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ....................... 424 11/15/24 EUR 5,100.00 EUR 20,469 $ 17,295
Hewlett Packard Enterprise Co. .................. 750 11/15/24 USD 22.00 USD 1,462 5,625

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares 20+ Year Treasury Bond ETF .............. 750 11/15/24 USD 96.00 USD 6,934 $ 42,000
Sabre Corp. ............................... 500 11/15/24 USD 4.00 USD 160 1,000
SPDR S&P Regional Banking ETF ................ 400 11/15/24 USD 64.00 USD 2,358 26,800
Uniti Group, Inc. ............................ 500 11/15/24 USD 6.00 USD 254 3,750
Uniti Group, Inc. ............................ 550 11/15/24 USD 7.00 USD 279 4,125
Western Digital Corp. ......................... 250 11/15/24 USD 77.50 USD 1,633 1,875
Western Digital Corp. ......................... 350 11/15/24 USD 82.50 USD 2,286 2,275
CBOE Volatility Index ......................... 250 11/20/24 USD 28.00 USD 579 27,875
CBOE Volatility Index ......................... 350 11/20/24 USD 25.00 USD 811 50,400
U.S. Treasury 30-Year Bond .................... 50 11/22/24 USD 122.00 USD 5,000 28,125
Lions Gate Entertainment Corp. .................. 500 12/20/24 USD 11.00 USD 395 76,249
Paramount Global ........................... 500 12/20/24 USD 15.00 USD 547 1,000
S&P 500 Index ............................. 31 12/20/24 USD 5,800.00 USD 17,687 348,285
S&P 500 Index ............................. 31 12/20/24 USD 5,600.00 USD 17,687 751,440
Sabre Corp. ............................... 500 12/20/24 USD 5.00 USD 160 1,000
Western Digital Corp. ......................... 350 12/20/24 USD 85.00 USD 2,286 6,825
Paramount Global ........................... 500 01/17/25 USD 15.00 USD 547 1,250
Sabre Corp. ............................... 1,000 01/17/25 USD 5.00 USD 320 2,500
Uniti Group, Inc. ............................ 750 01/17/25 USD 6.00 USD 380 15,000
Sabre Corp. ............................... 1,000 04/17/25 USD 7.00 USD 320 3,500
1,418,194
Put
American Airlines Group, Inc. .................... 500 11/15/24 USD 9.00 USD 670 3,500
American Airlines Group, Inc. .................... 1,000 11/15/24 USD 8.00 USD 1,340 2,000
EURO STOXX Banks Index .................... 1,000 11/15/24 EUR 135.00 EUR 7,263 32,633
iShares Russell 2000 ETF ...................... 200 11/15/24 USD 210.00 USD 4,355 53,300
S&P 500 Index ............................. 36 11/15/24 USD 5,700.00 USD 20,540 309,960
S&P 500 Index ............................. 36 11/15/24 USD 5,300.00 USD 20,540 55,260
EURO STOXX Banks Index .................... 2,000 12/20/24 EUR 115.00 EUR 14,526 38,071
Intel Corp. ................................ 500 12/20/24 USD 17.00 USD 1,076 23,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,250 12/20/24 USD 76.00 USD 9,893 18,750
S&P 500 Index ............................. 16 12/20/24 USD 5,100.00 USD 9,129 48,800
S&P 500 Index ............................. 16 12/20/24 USD 4,500.00 USD 9,129 18,880
S&P 500 Index ............................. 30 01/17/25 USD 5,700.00 USD 17,116 441,000
S&P 500 Index ............................. 30 01/17/25 USD 5,300.00 USD 17,116 198,300
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,500 02/21/25 USD 74.00 USD 11,871 135,750
1,379,704
$ 2,797,898
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
Markit CDX North
American Investment
Grade Index Series
43.V1 Quarterly
Goldman Sachs
International 11/20/24 USD 60.00 USD 50,000 $ 27,240
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 42.V1 Quarterly
Morgan Stanley & Co.
International plc 12/18/24 EUR 60.00 EUR 37,920 81,013
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
Markit CDX North
American Investment
Grade Index Series
43.V1 Quarterly
Goldman Sachs
International 11/20/24 USD 62.50 USD 50,000 21,479
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
iTraxx Europe Main
Index Series 42.V1 Quarterly
Morgan Stanley & Co.
International plc 12/18/24 EUR 82.50 EUR 37,920 18,143

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly BNP Paribas SA 11/20/24 USD 105.50 USD 5,000 $ 11,000
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly BNP Paribas SA 11/20/24 USD 105.50 USD 5,000 11,000
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Bank of America NA 11/20/24 USD 106.00 USD 10,000 29,108
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Bank of America NA 11/20/24 USD 106.00 USD 7,500 21,831
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly BNP Paribas SA 11/20/24 EUR 325.00 EUR 4,781 22,378
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
Morgan Stanley & Co.
International plc 11/20/24 EUR 325.00 EUR 4,790 22,420
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
Morgan Stanley & Co.
International plc 11/20/24 EUR 325.00 EUR 14,255 66,721
$ 332,333
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ........................ 424 11/15/24 EUR 5,300.00 EUR 20,469 $ (1,614)
iShares 20+ Year Treasury Bond ETF ............... 750 11/15/24 USD 101.00 USD 6,934 (6,750)
SPDR S&P Regional Banking ETF ................. 400 11/15/24 USD 70.00 USD 2,358 (12,000)
Western Digital Corp. .......................... 250 11/15/24 USD 85.00 USD 1,633 (10,000)
CBOE Volatility Index .......................... 600 11/20/24 USD 45.00 USD 1,390 (28,200)
U.S. Treasury 30-Year Bond ..................... 50 11/22/24 USD 128.00 USD 5,000 (3,124)
S&P 500 Index .............................. 62 12/20/24 USD 5,700.00 USD 35,374 (1,070,740)
(1,132,428)
Put
EURO STOXX Banks Index ..................... 1,000 11/15/24 EUR 125.00 EUR 7,263 (10,877)
iShares Russell 2000 ETF ....................... 200 11/15/24 USD 185.00 USD 4,355 (5,000)
S&P 500 Index .............................. 72 11/15/24 USD 5,500.00 USD 41,079 (251,280)
S&P 500 Index .............................. 60 01/17/25 USD 5,500.00 USD 34,233 (586,500)
(853,657)
$ (1,986,085)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 1 .00%
iTraxx Europe Main
Index Series 42.V1 Quarterly
Morgan Stanley & Co.
International plc 12/18/24 NR EUR 55.00 EUR 37,920 $ (29,403)
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
Morgan Stanley & Co.
International plc 11/20/24 NR EUR 300.00 EUR 4,790 (9,555)
(38,958)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
43.V1 1 .00 % Quarterly
Goldman Sachs
International 11/20/24 NR USD 75.00 USD 50,000 (10,278)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 42.V1 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/18/24 NR EUR 75.00 EUR 37,920 (26,471)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
43.V1 1 .00 Quarterly
Goldman Sachs
International 11/20/24 NR USD 80.00 USD 50,000 (8,555)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly Bank of America NA 11/20/24 NR USD 101.00 USD 10,000 (5,684)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly Bank of America NA 11/20/24 NR USD 101.00 USD 7,500 (4,263)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly BNP Paribas SA 11/20/24 NR USD 103.00 USD 5,000 (2,000)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly BNP Paribas SA 11/20/24 NR USD 103.00 USD 5,000 (2,000)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 42.V1 5 .00 Quarterly BNP Paribas SA 11/20/24 NR EUR 375.00 EUR 4,781 (7,023)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 42.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 11/20/24 NR EUR 375.00 EUR 4,790 (7,036)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 42.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 11/20/24 NR EUR 375.00 EUR 14,255 (20,940)
(94,250)
$ (133,208)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 42.V1 . 5 .00 % Quarterly 12/20/29 EUR 228 $ (21,346) $ (20,577) $ (769)
iTraxx Europe Main Index Series 42.V1 ..... 1 .00 Quarterly 12/20/29 EUR 37,920 (867,085) (826,495) (40,590)
iTraxx Europe Main Index Series 42.V1 ..... 1 .00 Quarterly 12/20/29 EUR 728 (16,649) (16,256) (393)
iTraxx Europe Senior Financials Index Series
42.V1 ......................... 1 .00 Quarterly 12/20/29 EUR 1,937 (37,244) (35,509) (1,735)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Subordinated Financials Index
Series 42.V1 ..................... 1 .00 % Quarterly 12/20/29 EUR 4,396 $ 4,088 $ 39,321 $ (35,233)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 Quarterly 12/20/29 USD 4,802 (331,031) (331,207) 176
$ (1,269,267) $ (1,190,723) $ (78,544)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 143 $ 5,575 $ — $ 5,575
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (5,638) — (5,638)
$ (63) $ — $ (63)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,000 $ (11,036) $ (1,567) $ (9,469)
American Airlines Group, Inc. .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 500 (5,518) (783) (4,735)
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (3,018) 608 (3,626)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/24 USD 10,000 (22,573) (5,567) (17,006)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 1,320 (45,961) (18,017) (27,944)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 880 (30,640) (12,014) (18,626)
Ardagh Packaging Finance plc . 5 .00 Quarterly Deutsche Bank AG 06/20/25 EUR 574 129,561 121,878 7,683
Ardagh Packaging Finance plc . 5 .00 Quarterly Deutsche Bank AG 06/20/25 EUR 964 217,591 190,746 26,845
Ardagh Packaging Finance plc . 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 873 197,050 102,587 94,463
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (8,144) 4,252 (12,396)
Macy's Retail Holdings LLC ... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 (6,282) 70,746 (77,028)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (7,917) 12,472 (20,389)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (6,598) 13,654 (20,252)
Boparan Finance plc ....... 5 .00 Quarterly Goldman Sachs International 12/20/25 EUR 864 (35,022) 19,725 (54,747)
Grifols SA ............... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 670 (24,215) (7,493) (16,722)
Grifols SA ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 1,068 (38,600) (3,032) (35,568)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 200 1,666 11,773 (10,107)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 300 2,499 22,894 (20,395)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (37,641) 17,401 (55,042)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 449 (68,611) (30,111) (38,500)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 12/20/27 EUR 2,100 (20,677) 104,995 (125,672)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 750 35,445 125,679 (90,234)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 24,103 83,162 (59,059)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 14,178 51,490 (37,312)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,500 70,890 349,894 (279,004)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 21,267 79,489 (58,222)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 23,630 81,577 (57,947)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 47,260 221,023 (173,763)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (104,176) 51,300 (155,476)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (72,427) 35,733 (108,160)
UniCredit SpA ............ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 1,939 (19,366) 87,509 (106,875)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 490 41,824 35,864 5,960
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 70,845 60,966 9,879
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 (7,944) 36,478 (44,422)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Deutsche Bank AG ......... 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 $ (1,549) $ 4,620 $ (6,169)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 4,150 (6,047) 133,844 (139,891)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 775 (17,584) 20,160 (37,744)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 200 316 (810) 1,126
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,711 (95,037) 57,235 (152,272)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 13,289 128,738 (115,449)
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 3,000 (543,132) (157,802) (385,330)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 170 25,822 17,061 8,761
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 330 50,124 33,117 17,007
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 200 1,227 2,226 (999)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,500 (241,226) (176,341) (64,885)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 750 (120,613) (77,928) (42,685)
Novafives SAS ........... 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 948 (179,325) (81,544) (97,781)
Novafives SAS ........... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 1,026 (194,080) (68,309) (125,771)
Picard Bondco SA ......... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 1,069 (99,252) (87,747) (11,505)
Xerox Corp. ............. 1 .00 Quarterly Bank of America NA 06/20/29 USD 700 124,968 77,784 47,184
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 970 (41,190) (19,825) (21,365)
Grifols SA ............... 5 .00 Quarterly BNP Paribas SA 12/20/29 EUR 1,245 (40,912) (36,984) (3,928)
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 2,131 49,019 55,036 (6,017)
Republic of Panama ........ 1 .00 Quarterly Citibank NA 12/20/29 USD 4,000 142,018 128,231 13,787
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/29 USD 14,570 (37,840) (20,345) (17,495)
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/29 EUR 2,617 (400,213) (352,038) (48,175)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 994 42,038 50,125 (8,087)
United Group BV .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 964 (77,219) (66,966) (10,253)
Verisure Midholding AB ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 1,000 (85,719) (73,489) (12,230)
Volvo Car AB ............ 5 .00 Quarterly Barclays Bank plc 12/20/29 EUR 4,140 (525,252) (562,759) 37,507
Ziggo Bond Co. BV ........ 5 .00 Quarterly BNP Paribas SA 12/20/29 EUR 1,901 (145,831) (125,752) (20,079)
$ – $ – $ –
$ (2,081,757) $ 714,849 $ (2,796,606)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/24 CCC+ EUR 420 $ 2,655 $ (5,397) $ 8,052
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 667 24,026 15,887 8,139
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 1,300 46,850 29,991 16,859
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,200 79,286 52,196 27,090
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,000 72,078 41,592 30,486
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 3,000 108,117 57,262 50,855
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 30,155 23,044 7,111
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 50,258 38,388 11,870
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 30,155 23,239 6,916
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 110,568 80,751 29,817
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 712 11,421 (18,820) 30,241
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 125 4,848 (16,806) 21,654
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 182 7,067 (24,492) 31,559
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 248 9,650 (34,426) 44,076
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 377 14,643 (52,003) 66,646
CMA CGM SA ........ 5 .00 Quarterly Bank of America NA 12/20/27 BB+ EUR 800 99,896 (15,717) 115,613
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 942 117,628 (20,409) 138,037
Boparan Finance plc ... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 2,137 50,515 (141,233) 191,748

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/29 CCC+ EUR 712 $ 39,346 $ (15,973) $ 55,319
Forvia SE ........... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BB EUR 969 81,881 105,127 (23,246)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 256 (65,779) (67,491) 1,712
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 170 (43,853) (38,814) (5,039)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B USD 2,000 (214,156) (202,462) (11,694)
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 1,200 74,571 38,298 36,273
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BB+ USD 1,000 168,900 137,525 31,375
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BB+ USD 650 109,785 97,783 12,002
ADT Security Corp. (The) 5 .00 Quarterly Barclays Bank plc 12/20/29 BB- USD 2,000 358,655 342,524 16,131
ADT Security Corp. (The) 5 .00 Quarterly
Goldman Sachs
International 12/20/29 NR USD 2,000 358,655 324,251 34,404
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 12/20/29 BB USD 4,000 738,205 749,411 (11,206)
Amkor Technology, Inc. .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB USD 2,000 369,103 386,583 (17,480)
Apache Corp. ........ 1 .00 Quarterly Citibank NA 12/20/29 BBB- USD 2,000 (28,069) (32,362) 4,293
Apache Corp. ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 1,000 (14,034) (12,202) (1,832)
Apache Corp. ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 4,000 (56,138) (63,102) 6,964
Apache Corp. ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 1,000 (14,034) (9,079) (4,955)
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 12/20/29 BBB USD 13,000 235,202 223,502 11,700
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 12/20/29 BBB USD 3,000 54,277 55,317 (1,040)
Boeing Co. (The) ...... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 3,000 (31,659) (45,953) 14,294
Bristol-Myers Squibb Co. . 1 .00 Quarterly Bank of America NA 12/20/29 A USD 10,000 307,096 295,997 11,099
Broadcom, Inc. ....... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 5,000 132,036 132,025 11
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 500 61,855 55,098 6,757
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 500 61,855 53,735 8,120
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 1,500 185,564 154,042 31,522
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 500 61,855 55,697 6,158
Devon Energy Corp. .... 1 .00 Quarterly Citibank NA 12/20/29 BBB USD 3,000 12,413 10,398 2,015
Devon Energy Corp. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 10,000 41,377 27,516 13,861
EQM Midstream Partners
LP .............. 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 2,000 381,918 361,507 20,411
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 B+ EUR 950 (87,275) (50,280) (36,995)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 481 37,187 35,649 1,538
iTraxx Europe Crossover
Index Series 42.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,157 405,427 376,506 28,921
iTraxx Europe Crossover
Index Series 42.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 13,829 3,072,341 2,902,962 169,379
NRG Energy, Inc. ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB USD 2,000 346,578 346,922 (344)
Oracle Corp. ......... 1 .00 Quarterly Bank of America NA 12/20/29 BBB USD 8,000 238,261 236,798 1,463
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B USD 1,000 (125,657) (120,129) (5,528)
Royal Caribbean Cruises
Ltd. ............. 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 2,000 377,516 353,309 24,207
Royal Caribbean Cruises
Ltd. ............. 5 .00 Quarterly Barclays Bank plc 12/20/29 BB+ USD 2,000 377,516 341,766 35,750

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Sirius XM Radio, Inc. ... 5 .00 % Quarterly Bank of America NA 12/20/29 BB+ USD 500 $ 68,768 $ 66,591 $ 2,177
Sirius XM Radio, Inc. ... 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 2,000 275,074 224,417 50,657
Sirius XM Radio, Inc. ... 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 500 68,768 60,427 8,341
Sirius XM Radio, Inc. ... 5 .00 Quarterly Barclays Bank plc 12/20/29 BB+ USD 500 68,768 61,892 6,876
Sirius XM Radio, Inc. ... 5 .00 Quarterly Citibank NA 12/20/29 BB+ USD 4,000 550,147 464,077 86,070
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Citibank NA 12/20/29 BB- USD 2,000 (35,614) (30,629) (4,985)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- USD 2,000 (35,614) (35,111) (503)
Uber Technologies, Inc. .. 5 .00 Quarterly Barclays Bank plc 12/20/29 BBB- USD 2,000 416,842 410,161 6,681
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 12/20/29 BBB+ USD 3,000 57,163 65,897 (8,734)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 12/20/29 BBB+ USD 10,000 190,543 205,061 (14,518)
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 12/20/29 BB+ USD 3,000 537,524 489,053 48,471
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 650 116,464 107,163 9,301
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 650 116,464 107,682 8,782
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,000 179,175 166,661 12,514
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,000 179,175 166,661 12,514
$ 11,632,184 $ 10,105,451 $ 1,526,733
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
07/25/25 $ 1,075,114 $ (181,432)
(c)
$ 898,067 0 .1%
Monthly
JPMorgan Chase
Bank NA
(d)
11/12/24 (2,616,726) 65,764
(e)
(2,547,358) 0 .7
Monthly
Merrill Lynch
International &
Co.
(f)
02/15/28 (31,000) 1,319
(g)
(25,350) 0 .0
Monthly
Merrill Lynch
International &
Co.
(h)
02/15/28 (14,856) 39,623
(i)
35,906 0 .5
$ (74,726) $ (1,638,735)
(b) (d) (f)
Range: 20-26 basis points 15-296 basis points 15 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR) USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(h)
Range: 20-50 basis points
Benchmarks: GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c)
Amount includes $(4,385) of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $(3,604) of net dividends and financing fees.
(f) Merill L
(g)
Amount includes $(4,331) of net dividends and financing fees.
(h) Merill Lynch
(i)
Amount includes $(11,139) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date July 25, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Germany
Northern Data AG ......... 29,000 $ 873,079 97 .2%
United States
AMC Networks, Inc. , Class A .. 3,085 24,988 2 .8
Total Reference Entity — Long ............ 898,067
Net Value of Reference Entity — Barclays Bank
plc ................................
$ 898,067
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date November 12, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 1,180 9,558 ( 0 .4 )
Eagle Bancorp, Inc. ........ 759 19,893 ( 0 .8 )
Flagstar Financial, Inc. ...... 7,321 74,089 ( 2 .9 )
Informatica, Inc. , Class A .... 30,000 819,000 ( 32 .1 )
Western Digital Corp. ....... 10,000 653,100 ( 25 .6 )
1,575,640
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (32,029) (2,534,775) 99 .5
iShares iBoxx $ Investment
Grade Corporate Bond ETF (7,392) (805,654) 31 .6
Vanguard Intermediate-Term
Corporate Bond ETF ..... (8,447) (687,332) 27 .0
(4,027,761)
Shares Value
% of Basket
Value
Common Stocks
United States
Atlantic Union Bankshares Corp. (350) $ (13,230) 0 .5%
Community Financial System,
Inc. ................. (333) (20,360) 0 .8
CVB Financial Corp. ....... (839) (16,302) 0 .6
Provident Financial Services,
Inc. ................. (1,159) (21,650) 0 .9
ServisFirst Bancshares, Inc. .. (285) (23,695) 0 .9
(95,237)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (2,547,358)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Brandywine Realty Trust .... (5,000) (25,350) 100 .0
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (25,350)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Liberty Global Ltd. , Class A ... 60,802 1,204,488 3,354 .6
United Kingdom
EnQuest plc ............. 2,969,582 471,748 1,313 .9
Synthomer plc ........... 225,140 520,536 1,449 .7
992,284

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Shares Value
% of Basket
Value
United States
Waystar Holding Corp. ...... 2,500 $ 71,325 198 .6%
Total Reference Entity — Long ............ 2,268,097
Shares Value
% of Basket
Value
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (8,080) $ (639,451) ( 1,780 .9 ) %
iShares Preferred & Income
Securities ETF ......... (48,500) (1,592,740) ( 4,435 .9 )
(2,232,191)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ 35,906
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .83%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .85
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 67,329,722 $ — $ 67,329,722
Common Stocks
Bermuda ............................................. — — 207,043 207,043
Canada ............................................. 590,829 — — 590,829
Finland .............................................. — — 368,311 368,311
France .............................................. 38,293 — — 38,293
Germany ............................................ — — 11 11
Japan ............................................... — 83,560 — 83,560
United Kingdom ........................................ 106,757 — 70 106,827
United States .......................................... 3,003,046 434,194 1,655,502 5,092,742
Corporate Bonds
Australia ............................................. — 18,950 590,875 609,825
Austria .............................................. — 2,857,702 — 2,857,702
Canada ............................................. — 5,094,353 2,485,169 7,579,522

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

Level 1 Level 2 Level 3 Total
Chile ............................................... $ — $ 134,636 $ — $ 134,636
China ............................................... — 5,000 2,239,677 2,244,677
Czech Republic ........................................ — 1,778,156 — 1,778,156
Denmark ............................................. — 588,501 — 588,501
Finland .............................................. — 605,510 — 605,510
France .............................................. — 20,611,086 323,549 20,934,635
Germany ............................................ — 32,196,595 455,537 32,652,132
Ireland .............................................. — 2,045,630 — 2,045,630
Israel ............................................... — 1,087,870 — 1,087,870
Italy ................................................ — 24,706,031 — 24,706,031
Japan ............................................... — 4,011,393 — 4,011,393
Jersey, Channel Islands ................................... — 3,002,395 — 3,002,395
Luxembourg .......................................... — 16,189,902 979,615 17,169,517
Netherlands ........................................... — 5,158,662 — 5,158,662
Norway .............................................. — 1,999,512 — 1,999,512
Portugal ............................................. — 14,680,274 — 14,680,274
Slovenia ............................................. — 2,522,916 — 2,522,916
South Korea .......................................... — 2,028,460 — 2,028,460
Spain ............................................... — 12,445,841 759,685 13,205,526
Sweden ............................................. — 10,850,568 — 10,850,568
Switzerland ........................................... — 4,678,227 — 4,678,227
United Arab Emirates .................................... — 238,890 — 238,890
United Kingdom ........................................ — 45,111,313 19,560,544 64,671,857
United States .......................................... — 232,666,990 14,305,361 246,972,351
Zambia .............................................. — 3,755,258 — 3,755,258
Fixed Rate Loan Interests
Jersey, Channel Islands ................................... — — 2,752 2,752
United States .......................................... — 877,561 — 877,561
Floating Rate Loan Interests
Canada ............................................. — 463,690 — 463,690
Finland .............................................. — 2,036,406 — 2,036,406
France .............................................. — 4,845,801 — 4,845,801
Germany ............................................ — 9,691,025 — 9,691,025
Jersey, Channel Islands ................................... — — 226,527 226,527
Luxembourg .......................................... — 10,492,520 219,383 10,711,903
Netherlands ........................................... — 10,706,800 — 10,706,800
Spain ............................................... — 7,705,497 — 7,705,497
United Kingdom ........................................ — 20,965,403 80,194 21,045,597
United States .......................................... — 75,794,403 5,147,299 80,941,702
Foreign Agency Obligations ................................. — 4,786,194 — 4,786,194
Investment Companies .................................... 13,601,400 — — 13,601,400
Non-Agency Mortgage-Backed Securities ........................ — — 3,911,004 3,911,004
Preferred Securities
Spain ............................................... — 2,198,560 — 2,198,560
United States .......................................... 2,060,546 33,475 4,671,931 6,765,952
Warrants .............................................. 44,335 84,791 195,874 325,000
Short-Term Securities
Borrowed Bond Agreements ................................. — 33,344,618 — 33,344,618
Money Market Funds ...................................... 81,342,692 — — 81,342,692
Options Purchased
Credit contracts .......................................... — 332,333 — 332,333
Equity contracts .......................................... 2,769,773 — — 2,769,773
Interest rate contracts ...................................... 28,125 — — 28,125
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 8,955 8,955
Liabilities
Borrowed Bonds ......................................... — (22,068,687) — (22,068,687)
Unfunded Floating Rate Loan Interests
(a)
.............................. — (3,946) (436) (4,382)
$ 103,585,796 $ 681,204,541 $ 58,394,432 $ 843,184,769
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,945,210 $ — $ 1,945,210
Equity contracts ........................................... 14,399 109,286 — 123,685
Foreign currency exchange contracts ............................ — 8,477,763 — 8,477,763
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ — $ 5,575 $ — $ 5,575
Liabilities
Credit contracts ........................................... — (3,426,835) — (3,426,835)
Equity contracts ........................................... (1,985,355) (181,432) — (2,166,787)
Foreign currency exchange contracts ............................ — (180,518) — (180,518)
Interest rate contracts ....................................... (317,484) (5,638) — (323,122)
$ (2,288,440) $ 6,743,411 $ — $ 4,454,971
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ................... $ 1,897,012 $ 40,016,911 $ 2,744 $ 9,404,743 $ 3,896,978 $ 4,341,677 $ 2,715 $ 183,004 $ 59,745,784
Transfers into Level 3 ............................. — 975,632 — — — — — — 975,632
Transfers out of Level 3 ............................ — — — — — — — — —
Accrued discounts/premiums ......................... — 19,917 1,735 2,005 5,434 — — — 29,091
Net realized gain (loss) ............................ 3 2,113 — (1,449) — — — — 667
Net change in unrealized appreciation (depreciation)
(a)
........ 106,480 (5,906,726) (1,782) (61,526) 8,592 330,254 5,804 12,870 (5,506,034)
Purchases ..................................... 227,445 7,999,107 42,410 9,825,686 — — — — 18,094,648
Sales ........................................ (3) (1,406,942) (42,355) (13,496,056) — — — — (14,945,356)
Closing balance, as of October 31, 2024 .................
$ 2,230,937 $ 41,700,012 $ 2,752 $ 5,673,403 $ 3,911,004 $ 4,671,931 $ 8,519 $ 195,874 $ 58,394,432
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024
(a)
.....................
$ 106,480 $ (5,906,726) $ (1,782) $ (58,687) $ 8,592 $ 330,254 $ 5,804 $ 12,870 $ (5,503,195)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Global Long/Short Credit Fund

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $5,937,817. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 2,003,297 Market Time to Exit 3.0 – 5.5 years 3.0 years
Volatility 75% - 80% 80%
Revenue Multiple 3.63x – 13.50x 6.84x
EBITDA Multiple 13.00x –
Corporate Bonds ............................. 38,480,720 Income Discount Rate 6% - 16% 8%
Floating Rate Loan Interests ...................... 3,193,792 Income Discount Rate 9% - 14% 12%
Non-Agency Mortgage-Backed Securities .............. 3,911,004 Income Discount Rate 9% –
Preferred Securities ........................... 4,671,931 Income Discount Rate 10% –
Market Revenue Multiple 10.75x – 13.25x 11.63x
EBITDA Multiple 7.25x – 18.50x 18.13x
Time to Exit 2.0 - 3.0 years 2.6 years
Volatility 80% - 90% 86%
Gross Profit Multiple 4.25x –
Warrants .................................. 195,871 Market Time to Exit 3.0 – 5.5 years 3.0 years
Volatility 75% - 80% 80%
Revenue Multiple 9.50x - 10.75x 10.16x
$ 52,456,615
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts